Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income (loss)	$ 289	$ (4,337)	$ (1,898)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for loan losses	20,592	21,000	12,425
Provision for depreciation and amortization	6,476	6,142	5,517
Deferred income tax (benefit) expense	(1,511)	(4,772)	1,667
Amortization of securities premiums and accretion of discounts (net)	2,506	122	416
Gains on sales/calls of securities (net)	(350)	(2,801)	(1,571)
Other-than-temporary impairment losses on investment securities	324	962	2,341
Proceeds from sales and transfers of SBA loans originated for sale	12,063	30,573	0
Proceeds from sales of other loans originated for sale	52,492	65,892	152,668
Loans originated for sale	(52,581)	(98,994)	(123,686)
Gains on sales of loans originated for sale	(2,728)	(2,434)	(546)
Loss on write-down on foreclosed real estate	2,060	860	272
(Gains) losses on sales of foreclosed real estate (net)	(116)	(51)	18
Loss on disposal of furniture and equipment	1,254	89	839
Stock-based compensation	1,250	1,244	1,439
Amortization of deferred loan origination fees and costs (net)	2,069	1,928	2,092
Debt Prepayment Charge	75	1,574	0
Decrease (increase) in other assets	15,437	(6,856)	(8,221)
(Decrease) increase in other liabilities	(11,679)	(1,392)	14,982
Net cash provided by operating activities	47,922	8,749	58,754
Securities available for sale:
Proceeds from principal repayments, calls and maturities	79,695	153,786	98,557
Proceeds from sales	125,299	292,899	46,125
Purchases	(368,537)	(485,985)	(183,303)
Securities held to maturity:
Proceeds from principal repayments, calls and maturities	87,074	64,481	56,485
Proceeds from sales	852	3,327	3,404
Purchases	(57,059)	(177,535)	(25,000)
Proceeds from sales of loans receivable	0	0	5,782
Proceeds from sales of foreclosed real estate	2,930	3,513	2,108
(Increase) decrease in loans receivable (net)	(85,458)	45,505	(45,376)
Redemption of restricted investment in bank stock (net)	3,812	1,016	0
Proceeds from sale of premises and equipment	2	25	19
Purchases of premises and equipment	(1,684)	(638)	(13,095)
Net cash used by investing activities	(213,074)	(99,606)	(54,294)
Financing Activities
Increase in demand, interest checking, money market, and savings deposits (net)	281,381	17,505	139,620
(Decrease) increase in time deposits (net)	(41,986)	(59)	41,128
(Decrease) increase in short-term borrowings (net)	(75,475)	89,400	(249,050)
Repayment of long-term borrowings	(5,275)	(26,574)	(25,000)
Proceeds from long-term borrowings	25,000	0	0
Proceeds from common stock options exercised	0	78	633
Proceeds from dividend reinvestment and common stock purchase plan	3,802	3,156	1,174
Proceeds from issuance of common stock in connection with stock offering	0	0	77,792
Tax benefit on exercise of stock options	0	25	76
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash provided (used) by financing activities	187,367	83,451	(13,707)
Increase (decrease) in cash and cash equivalents	22,215	(7,406)	(9,247)
Cash and cash equivalents at beginning of year	32,858	40,264	49,511
Cash and cash equivalents at end of period	55,073	32,858	40,264
Supplementary cash flow information on noncash activities:
Transfer of loans to foreclosed assets	$ 5,336	$ 3,372	$ 9,348